Investment Objectives and Goals	May 30, 2025
REX-OSPREY(TM) ETH + STAKING ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREYTM ETH + STAKING ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	REX-OspreyTM ETH + Staking ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of Ether (“ETH” or the “Reference Asset”).
REX-OSPREY(TM) SOL + STAKING ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREYTM SOL + STAKING ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	REX-OspreyTM SOL + Staking ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of Solana (“SOL” or the “Reference Asset”).